Leases - Amounts recognized in statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Cash outflow related to lease liabilities	$ 877,789	$ 368,931